(Loss)/Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Components of the numerator for the calculation of basic and diluted EPS
Net income/(loss) net of non-controlling interests - continuing operations - basic	$ (14,239)	$ 803,652
Net income/(loss) net of non-controlling interests - continuing operations - diluted	(14,239)	803,652
Net (loss)/income net of non-controlling interest - discontinued operations - basic	293	(87,317)
Net (loss)/income net of non-controlling interest - discontinued operations - diluted	$ 293	$ (87,317)
Weighted average number of shares outstanding
Weighted average number of common shares outstanding, basic (in shares)	106,909	108,030
Dilutive impact of share options and RSUs (in shares)	768	563
Weighted average number of common shares outstanding, diluted (in shares)	107,677	108,593
Basic EPS from continuing operations (in USD per share)	$ (0.13)	$ 7.44
Dilutive earnings/(loss) per share from continuing operations (in USD per share)	(0.13)	7.40
Basic (loss)/earnings per share from discontinued operations (in USD per share)	0.00	(0.81)
Dilutive (loss)/earnings per share from discontinued operations (in USD per share)	$ 0.00	$ (0.80)